                       SUPPLEMENT DATED MARCH 1, 2010 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In 2009, the Board of Trustees (the "Board") of Janus Aspen Series (the "Trust") approved a plan to liquidate the Global Life Sciences Portfolio and the Research Core Portfolio (collectively, the "Janus Aspen Portfolios"). The Board concluded, among other things, that each of the Janus Aspen Portfolios should be liquidated due to lack of economies of scale.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, COMMENCING AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE ("NYSE") ON APRIL 27, 2010, THE JANUS ASPEN PORTFOLIOS WILL NO LONGER ACCEPT ANY PURCHASE ORDERS OR TRANSFER REQUESTS IN ANTICIPATION OF A FINAL LIQUIDATION OF THE JANUS ASPEN PORTFOLIOS EFFECTIVE AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE JANUS ASPEN PORTFOLIOS WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Janus Aspen Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Janus Aspen Portfolios during the period from March 1, 2010 to April 30, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

                                                                                ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE                AS APPLICABLE)
                 ------------------------------------------------------------------------------------------------
AIM VARIABLE     AIM V.I. BASIC VALUE FUND --  Long-term growth of capital.  Invesco Aim Advisors, Inc.
INSURANCE FUNDS  SERIES II SHARES                                            (subadvised by Invesco Trimark
                                                                             Ltd.; Invesco Global Asset
                                                                             Management (N.A.), Inc.; Invesco
                                                                             Institutional (N.A.), Inc.; Invesco
                                                                             Senior Secured Management, Inc.;
                                                                             Invesco Hong Kong Limited;
                                                                             Invesco Asset Management Limited;
                                                                             Invesco Asset Management (Japan)
                                                                             Limited; Invesco Asset Management
                                                                             Deutschland, GmbH; and Invesco
                                                                             Australia Limited)
                 ------------------------------------------------------------------------------------------------

17977NY SUPPD 03/01/10


                         SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                         -------------------------------------------------------------------------
                         AIM V.I. CAPITAL APPRECIATION    Growth of capital.
                         FUND -- SERIES I SHARES










                         -------------------------------------------------------------------------
                         AIM V.I. CORE EQUITY FUND --     Growth of capital.
                         SERIES I SHARES










                         -------------------------------------------------------------------------
                         AIM V.I. INTERNATIONAL GROWTH    Long-term growth of capital.
                         FUND -- SERIES II SHARES










                         -------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED       Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --     consistent with the adviser's
SERIES FUND, INC.        CLASS B                          determination of reasonable risk.
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL         Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B (FORMERLY,
                         ALLIANCEBERNSTEIN GLOBAL
                         TECHNOLOGY PORTFOLIO)
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND     Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL  Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP      Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP      Long-term growth of capital.
                         GROWTH FUND -- CLASS B
                         -------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --  Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  CLASS II                         strategy that seeks to protect against
INC.                                                      U.S. inflation.
                         -------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Growth of capital.                      Invesco Aim Advisors, Inc.
        (subadvised by Invesco Trimark
                                        Ltd.; Invesco Global Asset
                                        Management (N.A.), Inc.; Invesco
                                        Institutional (N.A.), Inc.; Invesco
                                        Senior Secured Management, Inc.;
                                        Invesco Hong Kong Limited;
                                        Invesco Asset Management Limited;
                                        Invesco Asset Management (Japan)
                                        Limited; Invesco Asset Management
                                        Deutschland, GmbH; and Invesco
                                        Australia Limited)
----------------------------------------------------------------------------
Growth of capital.                      Invesco Aim Advisors, Inc.
        (subadvised by Invesco Trimark
                                        Ltd.; Invesco Global Asset
                                        Management (N.A.), Inc.; Invesco
                                        Institutional (N.A.), Inc.; Invesco
                                        Senior Secured Management, Inc.;
                                        Invesco Hong Kong Limited;
                                        Invesco Asset Management Limited;
                                        Invesco Asset Management (Japan)
                                        Limited; Invesco Asset Management
                                        Deutschland, GmbH; and Invesco
                                        Australia Limited)
----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Aim Advisors, Inc.
        (subadvised by Invesco Trimark
                                        Ltd.; Invesco Global Asset
                                        Management (N.A.), Inc.; Invesco
                                        Institutional (N.A.), Inc.; Invesco
                                        Senior Secured Management, Inc.;
                                        Invesco Hong Kong Limited;
                                        Invesco Asset Management Limited;
                                        Invesco Asset Management (Japan)
                                        Limited; Invesco Asset Management
                                        Deutschland, GmbH; and Invesco
                                        Australia Limited)
----------------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.




----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
----------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK BASIC VALUE V.I. FUND    Seeks capital appreciation, and
SERIES FUNDS, INC.     -- CLASS III SHARES                secondarily, income.

                       -----------------------------------------------------------------------------
                       BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                       FUND -- CLASS III SHARES



                       -----------------------------------------------------------------------------
                       BLACKROCK LARGE CAP GROWTH V.I.    Seeks long-term capital growth.
                       FUND -- CLASS III SHARES

                       -----------------------------------------------------------------------------
                       BLACKROCK VALUE OPPORTUNITIES      Seeks long-term capital growth.
                       V.I. FUND -- CLASS III SHARES

                       -----------------------------------------------------------------------------
COLUMBIA FUNDS         COLUMBIA MARSICO GROWTH FUND,      The fund seeks long-term growth of
VARIABLE INSURANCE     VARIABLE SERIES -- CLASS A         capital.
TRUST I
                       -----------------------------------------------------------------------------
                       COLUMBIA MARSICO INTERNATIONAL     The fund seeks long-term growth of
                       OPPORTUNITIES FUND, VARIABLE       capital.
                       SERIES -- CLASS B
                       -----------------------------------------------------------------------------
EATON VANCE VARIABLE   VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                     income.
                       -----------------------------------------------------------------------------
                       VT WORLDWIDE HEALTH SCIENCES       Seeks long-term capital growth by
                       FUND                               investing in a worldwide and
                                                          diversified portfolio of health sciences
                                                          companies.
                       -----------------------------------------------------------------------------
EVERGREEN VARIABLE     EVERGREEN VA OMEGA FUND --         Seeks long term capital growth.
ANNUITY TRUST          CLASS 2
                       -----------------------------------------------------------------------------
FEDERATED INSURANCE    FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                 FUND II -- SERVICE SHARES          investing in lower-rated corporate debt
                                                          obligations, commonly referred to as
                                                          "junk bonds."
                       -----------------------------------------------------------------------------
                       FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                       SERVICE SHARES


                       -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP ASSET MANAGER/SM/ PORTFOLIOS   Seeks to obtain high total return with
INSURANCE PRODUCTS     -- SERVICE CLASS 2                 reduced risk over the long term by
FUND                                                      allocating its assets among stocks,
                                                          bonds, and short-term instruments.









                       -----------------------------------------------------------------------------
                       VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
                       CLASS 2                            consistent with reasonable risk.

                       -----------------------------------------------------------------------------
                       VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                       SERVICE CLASS 2

                       -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks capital appreciation, and           BlackRock Advisors, LLC
secondarily, income.                      (subadvised by BlackRock
                    Investment Management, LLC)
------------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
        (subadvised by BlackRock Asset
                                          Management U.K. Limited and
                                          BlackRock Investment Management,
                                          LLC)
------------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
                    Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
        Management, LLC)
------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
------------------------------------------------------------------------------
Seeks long term capital growth.           Evergreen Investment Management
 Company, LLC
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
                                          Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks income and capital growth           FMR (subadvised by FIMM, FMRC,
consistent with reasonable risk.          FRAC, FMR U.K., FIIA,
                                          FIIA(U.K.)L, and FIJ)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP DYNAMIC CAPITAL APPRECIATION   Seeks capital appreciation.
                    PORTFOLIO -- SERVICE CLASS 2

                    ------------------------------------------------------------------------------
                    VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                    SERVICE CLASS 2                    will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                    ------------------------------------------------------------------------------
                    VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                    CLASS 2

                    ------------------------------------------------------------------------------
                    VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                    -- SERVICE CLASS 2                 combination of current income and
                                                       capital appreciation.
                    ------------------------------------------------------------------------------
                    VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                    PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                    CLASS 2

                    ------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND    Seeks to maximize income while
VARIABLE INSURANCE  -- CLASS 2 SHARES                  maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities. The fund seeks income by
                                                       investing in corporate, foreign and
                                                       U.S. Treasury bonds as well as stocks
                                                       with dividend yields the manager
                                                       believes are attractive.
                    ------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING    Seeks capital appreciation, with
                    FUNDS ALLOCATION FUND -- CLASS 2   income as a secondary goal. The fund
                    SHARES/1/                          normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    ------------------------------------------------------------------------------
                    MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                    CLASS 2 SHARES                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.

                    ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities. The fund seeks income by
investing in corporate, foreign and
U.S. Treasury bonds as well as stocks
with dividend yields the manager
believes are attractive.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.

-----------------------------------------------------------------------------

                    /1/ Please see the provision in your prospectus under the
                        heading "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                    AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --         Seeks long-term growth of capital and    GE Asset Management Incorporated
FUNDS, INC.         CLASS 1 SHARES                    future income.
                    ------------------------------------------------------------------------------------------------------------
                    INCOME FUND -- CLASS 1 SHARES     Seeks maximum income consistent          GE Asset Management Incorporated
                                                      with prudent investment management
                                                      and the preservation of capital.
                    ------------------------------------------------------------------------------------------------------------
                    MID-CAP EQUITY FUND -- CLASS 1    Seeks long-term growth of capital and    GE Asset Management Incorporated
                    SHARES                            future income.
                    ------------------------------------------------------------------------------------------------------------
                    MONEY MARKET FUND/1/              Seeks a high level of current income     GE Asset Management Incorporated
                                                      consistent with the preservation of
                                                      capital and the maintenance of
                                                      liquidity.
                    ------------------------------------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --     Seeks long-term growth of capital and    GE Asset Management Incorporated
                    CLASS 1 SHARES                    future income rather than current
                                                      income.
                    ------------------------------------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --    Seeks maximum total return through       GE Asset Management Incorporated
                    CLASS 1 SHARES                    current income and capital               (subadvised by Urdang Securities
                                                      appreciation.                            Management, Inc.)
                    ------------------------------------------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/2/          Seeks growth of capital and              GE Asset Management Incorporated
                                                      accumulation of income that              (subadvised by SSgA Funds
                                                      corresponds to the investment return of  Management, Inc.)
                                                      S&P's 500 Composite Stock Index.
                    ------------------------------------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1  Seeks long-term growth of capital.       GE Asset Management Incorporated
                    SHARES                                                                     (subadvised by Palisade Capital
                                                                                               Management, L.L.C., Champlain
                                                                                               Investment Partners, LLC,
                                                                                               GlobeFlex Capital, LP and
                                                                                               SouthernSun Asset Management,
                                                                                               Inc.)
                    ------------------------------------------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 1      Seeks the highest total return,          GE Asset Management Incorporated
                    SHARES                            composed of current income and
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.
                    ------------------------------------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1       Seeks long-term growth of capital.       GE Asset Management Incorporated
                    SHARES
                    ------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH           The fund's investment objective is       Genworth Financial Wealth
INSURANCE TRUST/3/  FUND -- SERVICE SHARES            long-term capital growth.                Management, Inc. (subadvised by
                                                                                               Calamos Advisors LLC)
                    ------------------------------------------------------------------------------------------------------------
                    GENWORTH COLUMBIA MID CAP         The fund's investment objective is       Genworth Financial Wealth
                    VALUE FUND -- SERVICE SHARES      long-term capital appreciation.          Management, Inc. (subadvised by
                                                                                               Columbia Management Advisors,
                                                                                               LLC)
                    ------------------------------------------------------------------------------------------------------------
                    GENWORTH DAVIS NY VENTURE         The fund's investment objective is       Genworth Financial Wealth
                    FUND -- SERVICE SHARES            long-term growth of capital.             Management, Inc. (subadvised by
                                                                                               Davis Selected Advisers, L.P.)
                    ------------------------------------------------------------------------------------------------------------
                    GENWORTH EATON VANCE LARGE CAP    The fund's investment objective is to    Genworth Financial Wealth
                    VALUE FUND -- SERVICE SHARES      seek total return.                       Management, Inc. (subadvised by
                                                                                               Eaton Vance Management)
                    ------------------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /3/ Please see the provision in your prospectus under the
                        heading "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                        SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                        ------------------------------------------------------------------------------
                        GENWORTH LEGG MASON                The fund's investment objective is to
                        CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                        FUND -- SERVICE SHARES (FORMERLY,
                        GENWORTH LEGG MASON PARTNERS
                        AGGRESSIVE GROWTH FUND)
                        ------------------------------------------------------------------------------
                        GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                        FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                           the S&P 500 Index.

                        ------------------------------------------------------------------------------
                        GENWORTH PUTNAM INTERNATIONAL      The fund's investment objective is
                        CAPITAL OPPORTUNITIES FUND --      long-term capital appreciation.
                        SERVICE SHARES

                        ------------------------------------------------------------------------------
                        GENWORTH THORNBURG                 The fund's investment objective is
                        INTERNATIONAL VALUE FUND --        long-term capital appreciation by
                        SERVICE SHARES                     investing in equity and fixed income
                                                           securities of all types.
                        ------------------------------------------------------------------------------
                        GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                        ENHANCED CORE BOND INDEX FUND      outperform the total return performance
                        -- SERVICE SHARES (FORMERLY,       of the Barclay's Capital Aggregate
                        GENWORTH WESTERN ASSET             Bond Index (the "Bond Index") while
                        MANAGEMENT CORE PLUS FIXED         maintaining a risk level commensurate
                        INCOME FUND)                       with the Bond Index.
                        ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        ------------------------------------------------------------------------------
JANUS ASPEN SERIES      BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                        SHARES                             consistent with preservation of capital
                                                           and balanced by current income.
                        ------------------------------------------------------------------------------
                        FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                        ------------------------------------------------------------------------------
LEGG MASON PARTNERS     LEGG MASON CLEARBRIDGE VARIABLE    Seeks capital appreciation. This
VARIABLE EQUITY TRUST   AGGRESSIVE GROWTH PORTFOLIO --     objective may be changed without
                        CLASS II (FORMERLY, LEGG MASON     shareholder approval.
                        PARTNERS VARIABLE AGGRESSIVE
                        GROWTH PORTFOLIO -- CLASS II)
                        ------------------------------------------------------------------------------
                        LEGG MASON CLEARBRIDGE VARIABLE    Seeks total return (a combination of
                        EQUITY INCOME BUILDER PORTFOLIO    income and long-term capital
                        -- CLASS II (FORMERLY, LEGG MASON  appreciation). This objective may be
                        PARTNERS VARIABLE CAPITAL AND      changed without shareholder approval.
                        INCOME PORTFOLIO --CLASS II)

                        ------------------------------------------------------------------------------
                        LEGG MASON CLEARBRIDGE VARIABLE    Seeks long-term capital growth with
                        FUNDAMENTAL VALUE PORTFOLIO --     income as a secondary consideration.
                        CLASS I (FORMERLY, LEGG MASON      This objective may be changed without
                        PARTNERS VARIABLE FUNDAMENTAL      shareholder approval.
                        VALUE PORTFOLIO -- CLASS I)
                        ------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST         SERIES -- SERVICE CLASS SHARES     seek capital appreciation. The fund's
                                                           objective may be changed without
                                                           shareholder approval.
                        ------------------------------------------------------------------------------
                        MFS(R) INVESTORS TRUST SERIES --   The fund's investment objective is to
                        SERVICE CLASS SHARES               seek capital appreciation. The fund's
                                                           objective may be changed without
                                                           shareholder approval.
                        ------------------------------------------------------------------------------

                          ADVISER (AND SUB-ADVISER(S),
                                 AS APPLICABLE)
                        ----------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        ClearBridge Advisors, LLC)


                        ----------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        Pacific Investment Management
                        Company LLC)
                        ----------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        Putnam Investment Management,
                        LLC)
                        ----------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        Thornburg Investment Management,
                        Inc.)
                        ----------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        Goldman Sachs Asset Management,
                        L.P.)


                        ----------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Asset Management,
INSURANCE TRUST         L.P.
                        ----------------------------------
JANUS ASPEN SERIES      Janus Capital Management LLC


                        ----------------------------------
                        Janus Capital Management LLC

                        ----------------------------------
LEGG MASON PARTNERS     Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST   LLC (subadvised by ClearBridge
                        Advisors, LLC)


                        ----------------------------------
                        Legg Mason Partners Fund Advisor,
                        LLC (subadvised by ClearBridge
                        Advisors, LLC, Western Asset
                        Management Company Limited and
                        Western Asset Management
                        Company)
                        ----------------------------------
                        Legg Mason Partners Fund Advisor,
                        LLC (subadvised by ClearBridge
                        Advisors, LLC)


                        ----------------------------------
MFS(R) VARIABLE         Massachusetts Financial Services
INSURANCE TRUST         Company


                        ----------------------------------
                        Massachusetts Financial Services
                        Company


                        ----------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                      SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
                      MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
                      SERVICE CLASS SHARES               seek capital appreciation. The fund's
                                                         objective may be changed without
                                                         shareholder approval.
                      ------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      ------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment return,
ACCOUNT FUNDS         -- SERVICE SHARES                  which includes current income and
                                                         capital appreciation in the value of its
                                                         shares.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                      APPRECIATION FUND/VA -- SERVICE    in securities of well-known established
                      SHARES                             companies.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                      FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                         assets in securities of foreign issuers,
                                                         "growth-type" companies, cyclical
                                                         industries and special situations that
                                                         are considered to have appreciation
                                                         possibilities.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET            Seeks high total return.
                      FUND/VA -- SERVICE SHARES
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation.
                      CAP FUND/VA -- SERVICE SHARES
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MIDCAP FUND/VA         Seeks capital appreciation by investing
                      -- SERVICE SHARES                  in "growth type" companies.
                      ------------------------------------------------------------------------------
PIMCO VARIABLE        ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST       CLASS SHARES                       with preservation of real capital and
                                                         prudent investment management.
                      ------------------------------------------------------------------------------
                      HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                      ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                         and prudent investment management.
                                                         Invests at least 80% of its assets in a
                                                         diversified portfolio of high yield
                                                         securities ("junk bonds") rated below
                                                         investment grade but rated at least Caa
                                                         by Moody's or CCC by S&P, or, if
                                                         unrated, determined by PIMCO to be
                                                         of comparable quality, subject to a
                                                         maximum of 5% of its total assets in
                                                         securities rated Caa by Moody's or
                                                         CCC by S&P, or, if unrated,
                                                         determined by PIMCO to be of
                                                         comparable quality.
                      ------------------------------------------------------------------------------
                      LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                      PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                      SHARES                             and prudent investment management.
                      ------------------------------------------------------------------------------

                        ADVISER (AND SUB-ADVISER(S),
                              AS APPLICABLE)
                      ---------------------------------
                      Massachusetts Financial Services
                      Company


                      ---------------------------------
                      Massachusetts Financial Services
                      Company


                      ---------------------------------
                      Massachusetts Financial Services
                      Company


                      ---------------------------------
OPPENHEIMER VARIABLE  OppenheimerFunds, Inc.
ACCOUNT FUNDS


                      ---------------------------------
                      OppenheimerFunds, Inc.


                      ---------------------------------
                      OppenheimerFunds, Inc.






                      ---------------------------------
                      OppenheimerFunds, Inc.

                      ---------------------------------
                      OppenheimerFunds, Inc.

                      ---------------------------------
                      OppenheimerFunds, Inc.

                      ---------------------------------
PIMCO VARIABLE        Pacific Investment Management
INSURANCE TRUST       Company LLC

                      ---------------------------------
                      Pacific Investment Management
                      Company LLC













                      ---------------------------------
                      Pacific Investment Management
                      Company LLC

                      ---------------------------------


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) FUND/1/              Seeks to provide investment results
TRUST                                                     that correspond to a benchmark for
                                                          over-the-counter securities. The fund's
                                                          current benchmark is the NASDAQ
                                                          100 Index(TM).
                       ----------------------------------------------------------------------------
THE UNIVERSAL          EQUITY AND INCOME PORTFOLIO --     Seeks both capital appreciation and
INSTITUTIONAL          CLASS II SHARES                    current income.
FUNDS, INC.
                       ----------------------------------------------------------------------------
VAN KAMPEN LIFE        COMSTOCK PORTFOLIO -- CLASS II     Seeks capital growth and income through
INVESTMENT TRUST       SHARES                             investments in equity securities,
                                                          including common stocks, preferred
                                                          stocks and securities convertible into
                                                          common and preferred stocks.
                       ----------------------------------------------------------------------------
                       CAPITAL GROWTH PORTFOLIO --        Seeks capital appreciation.
                       CLASS II SHARES
                       ----------------------------------------------------------------------------

                          ADVISER (AND SUB-ADVISER(S),
                                AS APPLICABLE)
                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
THE PRUDENTIAL SERIES  Prudential Investments LLC
FUND                   (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------
                       Prudential Investments LLC
                       (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------
                       Prudential Investments LLC
                       (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------
RYDEX VARIABLE         Rydex Investments
TRUST



                       -----------------------------------
THE UNIVERSAL          Morgan Stanley Investment
INSTITUTIONAL          Management Inc.
FUNDS, INC.
                       -----------------------------------
VAN KAMPEN LIFE        Van Kampen Asset Management
INVESTMENT TRUST



                       -----------------------------------
                       Van Kampen Asset Management

                       -----------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                               ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current      The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL       income as a secondary objective.
                    SHARES
                    ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.      Janus Capital Management LLC
                    SHARES (FORMERLY, MID CAP
                    GROWTH PORTFOLIO)
                    ---------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.      Janus Capital Management LLC
                    SERVICE SHARES
                    ---------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital in a  Janus Capital Management LLC
                    (FORMERLY, LARGE CAP GROWTH        manner consistent with preservation of
                    PORTFOLIO)                         capital.
                    ---------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital in a  Janus Capital Management LLC
                    SHARES (FORMERLY, WORLDWIDE        manner consistent with preservation of
                    GROWTH PORTFOLIO)                  capital.
                    ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return consistent   Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE   with the preservation of capital and    Company LLC
                    CLASS SHARES                       prudent investment management.
                    ---------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                         ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE               AS APPLICABLE)
                    --------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO --            Seeks long-term growth of capital.  Janus Capital Management LLC
                    SERVICE SHARES (FORMERLY,
                    INTERNATIONAL GROWTH PORTFOLIO)
                    --------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.